Accounting Policies - Additional Information (Detail) £ in Thousands			12 Months Ended
	Jan. 01, 2019 GBP (£)	Jan. 01, 2018 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease liabilities			£ 752,000	£ 838,000
Profit before tax			354,000	232,000	£ 498,000
Weighted avaerage incremental borrowing rate	5.00%
Sales increase by adoption of IFRS 15			3,397,000	3,869,000	4,129,000
Profit increase by adoption of IFRS 15			310,000	£ 266,000	590,000
Liquid Assets			1,900,000
Sufficient headroom [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Liquid Assets						£ 800,000	£ 800,000
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Undrawn borrowing capacity on revolving credit facility			£ 1,190
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Provision for losses against trade debtors		£ 13,000
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Decrease In Value Of Net Assets		108,000
In period adjustment [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Sales increase by adoption of IFRS 15					9,000
Profit increase by adoption of IFRS 15					£ 7,000
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Decrease In Value Of Net Assets		£ 83,000
IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease liabilities	£ 881,000
Increase decrease in right of use assets revaluation surplus	424,000
Lease receivables	215,000
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate			1.28	1.28
Year end foreign exchange rate			1.37	1.32
Right-of-use assets [member] | IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Profit before tax	£ 9,000
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			2 years
Bottom of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			7 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			20 years
Top of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years